UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     7/27/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              95

Form 13F Information Table Value Total:  $      199,530
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc           COM            037833100     4625     7919 SH       SOLE                  7634      0    0
Abbott Laboratories          COM            002824100     4578    71004 SH       SOLE                 67239      0    0
Ace Limited                  COM            H0023R105     3054    41195 SH       SOLE                 39770      0    0
Accenture PLC CL A           COM            G1151C101     1708    28424 SH       SOLE                 26690      0    0
American Electric Techs      COM            025576109      274    64474 SH       SOLE                 49474      0    0
Allergan Inc                 COM            018490102      368     3972 SH       SOLE                  3472      0    0
Anadarko Petroleum Corp      COM            032511107     1183    17872 SH       SOLE                 17088      0    0
Avon Products Inc            COM            054303102      421    25957 SH       SOLE                 25957      0    0
American Express Company     COM            025816109     2845    48882 SH       SOLE                 48232      0    0
Brookfield Asset Mgmt        COM            112585104     2200    66467 SH       SOLE                 63049      0    0
Bard C R Incorporated        COM            067383109     1689    15719 SH       SOLE                 15184      0    0
Bunge Limited                COM            G16962105     1102    17568 SH       SOLE                 16768      0    0
Bhp Billiton Ltd Adr         COM            088606108     2443    37406 SH       SOLE                 36378      0    0
Brookfield Infra Ptnrs       COM            G16252101     3571   106376 SH       SOLE                102514      0    0
Bank Of Nova Scotia          COM            064149107     2791    53895 SH       SOLE                 51970      0    0
Berkshire Hathaway Cl B      COM            084670702     2572    30870 SH       SOLE                 29970      0    0
Peabody Energy Corp          COM            704549104     1427    58199 SH       SOLE                 56491      0    0
Caterpillar Inc              COM            149123101     3553    41841 SH       SOLE                 40056      0    0
Cullen Frost Bankers         COM            229899109     1914    33290 SH       SOLE                 33085      0    0
Core Laboratories N V        COM            N22717107     1631    14070 SH       SOLE                 13420      0    0
Cliffs Natural Resources Inc COM            18683K101     1187    24077 SH       SOLE                 22827      0    0
Clorox Company               COM            189054109      587     8100 SH       SOLE                  8100      0    0
Compass Minerals Intl        COM            20451N101      458     6000 SH       SOLE                  6000      0    0
Canadian Natl Ry Co          COM            136375102     2471    29288 SH       SOLE                 28335      0    0
Consol Energy Inc            COM            20854P109      271     8956 SH       SOLE                  8206      0    0
Cisco Systems Inc            COM            17275R102     2222   129394 SH       SOLE                124828      0    0
C V S Caremark Corp          COM            126650100     2747    58787 SH       SOLE                 56687      0    0
Chevron Corp                 COM            166764100     3703    35101 SH       SOLE                 33942      0    0
Cypress Semiconductor        COM            232806109      343    25918 SH       SOLE                 25340      0    0
Dominion Res Inc Va New      COM            25746U109     3455    63989 SH       SOLE                 61889      0    0
Du Pont E I De Nemour&Co     COM            263534109     2591    51234 SH       SOLE                 49492      0    0
Diageo Plc New Adr           COM            25243Q205     3386    32852 SH       SOLE                 32372      0    0
Discover Financial Svcs      COM            254709108     2421    70000 SH       SOLE                 70000      0    0
Danaher Corp Del             COM            235851102      272     5215 SH       SOLE                  5215      0    0
Disney Walt Hldg Co          COM            254687106     2859    58941 SH       SOLE                 56716      0    0
E M C Corp Mass              COM            268648102     1863    72697 SH       SOLE                 69612      0    0
Emerson Electric Co          COM            291011104     2328    49979 SH       SOLE                 48079      0    0
Enterprise Prd Prtnrs Lp     COM            293792107      425     8299 SH       SOLE                  8299      0    0
Express Scripts Inc          COM            30219G108     2850    51050 SH       SOLE                 49230      0    0
Fiserv Inc                   COM            337738108     2144    29685 SH       SOLE                 28755      0    0
General Dynamics Corp        COM            369550108      594     9000 SH       SOLE                  9000      0    0
General Electric Company     COM            369604103     4270   204881 SH       SOLE                196755      0    0
Gilead Sciences Inc          COM            375558103      971    18945 SH       SOLE                 18145      0    0
General Mills Inc            COM            370334104     2801    72668 SH       SOLE                 69100      0    0
Google Inc Class A           COM            38259P508     1984     3420 SH       SOLE                  3335      0    0
Halcon Resources Corporation COM            40537Q209      174    18436 SH       SOLE                 18436      0    0
Intl Business Machines       COM            459200101     4531    23165 SH       SOLE                 22340      0    0
Intel Corp                   COM            458140100     4768   178907 SH       SOLE                170153      0    0
Johnson & Johnson            COM            478160104     4948    73243 SH       SOLE                 70573      0    0
J. P. Morgan Chase & Co.     COM            46625H100     2599    72741 SH       SOLE                 68888      0    0
Nordstrom Inc                COM            655664100     1324    26653 SH       SOLE                 24295      0    0
Kirby Corporation            COM            497266106      740    15725 SH       SOLE                 14475      0    0
Kinder Morgan Inc            COM            49456B101     4316   133944 SH       SOLE                127205      0    0
Kinder Morgan Mgmt Llc       COM            49455U100      849    11560 SH       SOLE                 10200      0    0
Coca Cola Company            COM            191216100     1507    19274 SH       SOLE                 18329      0    0
Lowes Companies Inc          COM            548661107      439    15422 SH       SOLE                 14922      0    0
Mc Donalds Corp              COM            580135101     4758    53746 SH       SOLE                 51258      0    0
Altria Group Inc.            COM            02209S103      242     7001 SH       SOLE                  6660      0    0
Monsanto Co New Del          COM            61166W101      907    10962 SH       SOLE                 10637      0    0
Microsoft Corp               COM            594918104     1692    55318 SH       SOLE                 52918      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
NextEra Energy, Inc          COM            65339F101     3415    49624 SH       SOLE                 47582      0    0
Nike Inc Class B             COM            654106103     2972    33858 SH       SOLE                 33083      0    0
Northern TRUST Corp          COM            665859104      440     9567 SH       SOLE                  8817      0    0
Oracle Corporation           COM            68389X105     3120   105040 SH       SOLE                101521      0    0
Paychex Inc                  COM            704326107     1833    58343 SH       SOLE                 56843      0    0
Pepsico Incorporated         COM            713448108     3113    44061 SH       SOLE                 42261      0    0
Petsmart Inc                 COM            716768106     3926    57589 SH       SOLE                 55306      0    0
Pfizer Incorporated          COM            717081103     4190   182167 SH       SOLE                174619      0    0
Procter & Gamble Co          COM            742718109     4055    66197 SH       SOLE                 63561      0    0
Polaris Industries Inc       COM            731068102     1580    22101 SH       SOLE                 20355      0    0
Philip Morris Intl Inc       COM            718172109      512     5862 SH       SOLE                  5600      0    0
Regions Financial Cp New     COM            7591EP100      108    16000 SH       SOLE                 16000      0    0
Raytheon Company New         COM            755111507      294     5200 SH       SOLE                  5200      0    0
Scana Corporation New        COM            80589M102     2937    61390 SH       SOLE                 59131      0    0
Sch St US Trsr Etf           ETF            808524862     4647    92086 SH       SOLE                 92086      0    0
Sch US Tips Etf              ETF            808524870     4389    76488 SH       SOLE                 76287      0    0
Ishares 1-3 yr T-Bond        ETF            464287457      482     5708 SH       SOLE                  5056      0    0
Synovus Financial Corp       COM            87161C105       46    23000 SH       SOLE                 23000      0    0
Stericycle Inc               COM            858912108      693     7565 SH       SOLE                  7235      0    0
Sysco Corporation            COM            871829107     1892    63459 SH       SOLE                 59925      0    0
A T & T Corp                 COM            00206R102     4600   129007 SH       SOLE                124631      0    0
Molson Coors Brewing Clb     COM            60871R209      416    10000 SH       SOLE                 10000      0    0
Thomson Reuters Corp         COM            884903105     1024    36000 SH       SOLE                 36000      0    0
Telus Corp Non Vtg           COM            87971M202     2576    44052 SH       SOLE                 41639      0    0
United Healthcare Cor        COM            91324P102      826    14125 SH       SOLE                 13625      0    0
Union Pacific Corp           COM            907818108     2382    19966 SH       SOLE                 19231      0    0
U S Bancorp Del New          COM            902973304      804    25000 SH       SOLE                 25000      0    0
Vanguard Corp Bond Etf       ETF            92206C870      561     6590 SH       SOLE                  6590      0    0
Vanguard Emerging Market     ETF            922042858      636    15939 SH       SOLE                 14005      0    0
Wells Fargo & Co New         COM            949746101      838    25052 SH       SOLE                 24602      0    0
Weatherford Intl Ltd         COM            H27013103      232    18375 SH       SOLE                 16470      0    0
Wal-Mart Stores Inc          COM            931142103     4623    66302 SH       SOLE                 64116      0    0
Weingarten Rlty Invs Sbi     COM            948741103     2032    77127 SH       SOLE                 74427      0    0
Western Union Company        COM            959802109      236    14000 SH       SOLE                 14000      0    0
Exxon Mobil Corporation      COM            30231G102     6158    71970 SH       SOLE                 67054      0    0